STOCKHOLDERS' DEFICIENCY (Schedule of Share Based Compensation Expense) (Details) - Employees, Directors and Non-Employees [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,909	$ 243
Total unrecognized estimated compensation cost	220
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	138	109
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,767	$ 134